Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchase of goods	¥ 1,775,600	¥ 1,451,404	¥ 340,356
Purchase of services	780,050	462,126	317,921
Provision of services	44,259	44,420	¥ 6,300
Amounts due from related parties (current and non current)	333,539	149,964
Sales of product	102,249	111,510
Amounts due to related parties	382,900	¥ 520,288
Shanjing business management Ningbo Co Ltd
Related Party Transaction [Line Items]
Due to Related Parties	¥ 61,200